Parent Company Statements - Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 77,227	$ 78,630	$ 82,140
Adjustments to reconcile net income to net cash provided by operating activities:
Compensation expense for issuance of treasury shares to directors	850	407	388
Increase (decrease) in other liabilities	(7,389)	(9,010)	(10,826)
Net cash provided by operating activities	114,552	105,201	123,536
Investing activities:
Net cash (used in) provided by investing activities	(106,749)	(194,748)	274,411
Financing activities
Payment to repurchase warrants	0	(2,843)	0
Proceeds from issuance of subordinated notes	0	30,000	0
Net cash (used in) provided by financing activities	(62,078)	133,366	(374,241)
(Decrease) increase in cash and cash equivalents	(54,275)	43,819	23,706
Parent Company
Net income	77,227	78,630	82,140
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed (income)/losses of subsidiaries	(63,624)	118,566	21,265
Decrease in other assets	(2,215)	5,748	8,268
Increase (decrease) in other liabilities	(3,030)	1,724	(7,875)
Net cash provided by operating activities	9,208	205,075	103,798
Investing activities:
Purchase of investment securities	0	0	(250)
Capital contribution to subsidiary	(45,000)	(45,000)	(36,000)
Purchase of debentures receivable from subsidiaries	0	(115,000)	(30,000)
Repayment of debentures receivable from subsidiaries	101,960	52,000	0
Net cash (used in) provided by investing activities	56,960	(108,000)	(66,250)
Financing activities
Cash dividends paid	(57,949)	(60,154)	(62,907)
Payment to repurchase warrants	0	(2,843)	0
Payment to repurchase preferred shares	0	(100,000)	0
Proceeds from issuance of subordinated notes	0	30,000	0
Cash payment for fractional shares	(3)	(2)	(2)
Net cash (used in) provided by financing activities	(57,952)	(132,999)	(62,909)
(Decrease) increase in cash and cash equivalents	8,216	(35,924)	(25,361)
Cash at beginning of year	98,726	134,650	160,011
Cash at end of year	106,942	98,726	134,650
Parent Company
Adjustments to reconcile net income to net cash provided by operating activities:
Compensation expense for issuance of treasury shares to directors			$ 0